SELECTED STATEMENTS OF INCOME DATA (Tables)	12 Months Ended
Dec. 31, 2013
SELECTED STATEMENTS OF INCOME DATA [Abstract]
Summary of Selected Statements of Income Data
Financial income, net:

	Year ended December 31,
	2011	2012	2013
Financial income:

Interest on bank deposits and other	$1,185	$2,476	$2,223
Amortization of premiums, accretion of discounts and interest on marketable debt securities, net	3,191	2,918	3,255

	4,376	5,394	5,478
Financial expenses:

Bank charges	(163)	(219)	(281)
Foreign currency translation differences, net	(13)	(383)	(703)

	$4,200	$4,792	$4,494